Financial investments (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Average yield rate	100.39%	102.25%
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Average yield rate	4.51%	5.46%